Fair Value Measurements (Details) - Schedule of convertible promissory note - Convertible Debt [Member]	3 Months Ended
Mar. 31, 2023 USD ($) $ / shares
Fair Value Measurements (Details) - Schedule of convertible promissory note [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares	$ 1
Term to expected Business Combination (in years)	3 months 29 days
Volatility	de minimus
Risk free rate	4.82%
Discount factor	0.9841
Probability of Business Combination	70.00%
Fair value convertible promissory note – related party (in Dollars) | $	$ 41,332